Financial Expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Financial expenses
Financial expenses

Financial expenses consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2017	2016	2015
Interest payable on debt (1)	$86,703	$63,858	$61,082
Amortization of deferred financing fees	13,381	14,149	14,688
Write-off of deferred financing fees (2)	2,467	14,479	2,730
Accretion of Convertible Notes (as described in Note 13)	12,211	11,562	11,096
Accretion of premiums and discounts on assumed debt(3)	1,478	—	—
Total financial expenses	$116,240	$104,048	$89,596

(1)
The increase in interest payable in each year is primarily attributable to increases in the Company’s average debt balance in addition to increases in LIBOR rates throughout 2017. Average debt outstanding during the years ended December 31, 2017, 2016 and 2015 was $2,265.7 million, $1,986.6 million and $1,941.0 million, respectively. The increase in average debt during the year ended December 31, 2017 was primarily the result of the Merger and the assumption of NPTI's indebtedness of $907.4 million in aggregate. Interest payable during those periods was offset by interest capitalized from vessels under construction (as described in Note 7) of $4.2 million, $6.3 million and $5.6 million, during the years ended December 31, 2017, 2016 and 2015 respectively.

(2)
The write-off of deferred financing fees in the year ended December 31, 2017 includes (i) $0.5 million related to the repayment of debt as a result of the sales of two vessels (as described in Note 6), (ii) $0.1 million related to the repayment of debt as a result of the sale and operating leasebacks of three vessels (as described in Note 6), (iii) $1.1 million related to the repayment of debt as a result of the finance lease arrangements for five vessels (as described in Note 13), and (iv) $0.8 million related to the refinancing of outstanding borrowings under various credit facilities and repurchase of our Senior Notes due 2017 as described in Note 13. The write-off of deferred financing fees in the year ended December 31, 2016 includes (i) $3.2 million related to the repayment of debt as a result of the sales of five vessels, and (ii) $11.2 million related to the refinancing of outstanding borrowings under various credit facilities and the repurchase of our Convertible Notes as described in Note 13. The write-off of deferred financing fees in the year ended December 31, 2015 relates to the refinancing of outstanding indebtedness.

(3)
The accretion of premiums and discounts represent the accretion or amortization of the fair value adjustments relating to the indebtedness assumed from NPTI that have been recorded since the closing dates of the NPTI Vessel Acquisition and the September Closing. These premiums or discounts are described in Note 13.